Consolidated Statements of Stockholders' Equity (Deficit) - USD ($)		Common Stock	Additional Paid-in Capital (deficiency)	Subscription Receivable	Accumulated Other Comprehensive Income	Accumulated Deficit	Total
Balances at Aug. 31, 2015		$ 7,640	$ 38,760	$ (600)		$ (30,510)	$ 15,890
Balances (in shares) at Aug. 31, 2015		7,640,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Subscription receivable collected				$ 600
NET LOSS						(29,690)	(29,690)
Balances at Aug. 31, 2016		$ 7,640	38,760			(60,200)	$ (13,800)
Balances (in shares) at Aug. 31, 2016		7,640,000					7,640,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Loan forgiven by previous shareholder			16,856				$ 16,856
Common shares issued for cash		$ 4,087	768,994				773,081
Common shares issued for cash (in shares)		4,087,302
Common shares returned		$ (400)					(400)
Common shares returned (in shares)		(400,000)
Common shares issued for services			3,332				3,332
NET LOSS						(234,889)	(234,889)
Other comprehensive gain					$ 657		657
Balances at Aug. 31, 2017		$ 11,327	$ 827,942		$ 657	$ (295,089)	$ 544,837
Balances (in shares) at Aug. 31, 2017		11,327,302					11,327,302
Increase (Decrease) in Stockholders' Equity [Roll Forward]
NET LOSS	[1]						$ (1,075,521)
Other comprehensive gain	[1]						(2,279)
Balances at Feb. 28, 2018	[1]						$ 215,175
Balances (in shares) at Feb. 28, 2018							12,367,889

[1]	Restated